SHORT-TERM INVESTMENTS - Summary of Continuous Unrealized Losses and Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 510,566	$ 197,523
Unrealized losses, less than 12 months	(4,582)	(337)
Fair value,12 months or greater	156,840	8,590
Unrealized losses, 12 months or greater	(1,147)	(6)
Fair value, total	667,406	206,113
Unrealized losses, total	(5,729)	(343)
Corporate debentures
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	494,731	194,587
Unrealized losses, less than 12 months	(4,413)	(337)
Fair value,12 months or greater	156,840	8,590
Unrealized losses, 12 months or greater	(1,147)	(6)
Fair value, total	651,571	203,177
Unrealized losses, total	(5,560)	(343)
U.S. Treasuries
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	0	2,936
Unrealized losses, less than 12 months	0	0
Fair value,12 months or greater	0	0
Unrealized losses, 12 months or greater	0	0
Fair value, total	0	2,936
Unrealized losses, total	0	0
U.S. Government Agencies
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	15,835	0
Unrealized losses, less than 12 months	(169)	0
Fair value,12 months or greater	0	0
Unrealized losses, 12 months or greater	0	0
Fair value, total	15,835	0
Unrealized losses, total	$ (169)	$ 0